December 31, 2001



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  JPMorgan Value Opportunities Fund, Inc.
        File Nos. 2-97999
                  811-4321

Gentlemen:


     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 27, 2001 of Registrant's Post-Effective Amendment No.28 under The Securities Act of 1933 and Amendment No.24 under The Investment Company Act of 1940.


                                        Sincerely,



                                        Howard L. Kitzmiller
                                        Senior Vice President &
                                        Secretary
                                        JPMorgan Value Opportunities Fund, Inc.